Treasury Index LinkEd Securities (TILESSM)
Series 2006-1
CUSIP NO.
89465GAA3
Distribution Date August 15, 2013
U.S. Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Amount
Principal Payment
Ending Principal
Amount
Ten Year Constant Maturity
Treasury Rate
Fixed Rate
Spread
Interest
Amount Due
Aggregate Interest
Due and Unpaid
Total
Distribution
$12,700,000.00 $0.00 $12,700,000.00 2.05% 0.25% $146,050.00 $0.00 $146,050.00
Additional Information
143,510.00 $
400,050.00 $
2,000.00 $
857.50 $
CUSIP Moody's S & P Moody's Date S & P Date
89465GAA3 A- N/A NR 25-Oct-12
Underlying Security Goldman Sachs Capital I 6.345% Capital Securities due February 15, 2034
15th of Feb/Aug or NBD
38143VAA7
$12,700,000.00
6.34500%
$402,907.50
CUSIP Moody's S & P Moody's Date S & P Date
38143VAA7 A1 A- Baa3 21-Jun-12 BB+ 29-Nov-11
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
To the Holders of:
Swap Counterparty Payment Amount to Trustee
Trustee Payment to Swap Counterparty
Trustee Fees
Expense Account Deposit
Original Ratings
Original Ratings Current Ratings
Current Ratings
Payment Dates
Cusip
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received